Long-term Prepayments for Lease	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Long-term Prepayments for Lease
20.	LONG-TERM PREPAYMENTS FOR LEASE
Long-term prepayments for lease mainly represented land use rights located in China with periods for use from 30 to 70 years and will expire through 2048 to 2089.